Shareholders’ Equity (Details) - Schedule of option activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Option Activity Abstract
Number of Share Options, Beginning Balance	1,455,761	1,272,615	1,008,001
Weighted Average Exercise Price Per Share, Beginning Balance	$ 1.68	$ 1.52	$ 1.52
Number of Share Options, Ending Balance	1,336,480	1,455,761	1,272,615
Weighted Average Exercise Price Per Share, Ending Balance	$ 1.64	$ 1.68	$ 1.52
Weighted Average Remaining Contractual Term (in years), Ending Balance	7 years 10 days	7 years 8 months 8 days	8 years 1 month 24 days
Number of Share Options, Granted	108,929	370,351	267,753
Weighted Average Exercise Price Per Share, Granted	$ 2.02	$ 1.6	$ 1.76
Number of Share Options, Expired	(13,875)	(35,788)	(3,139)
Weighted Average Exercise Price Per Share, Expired	$ 2.94	$ 1.6	$ 2.16
Number of Share Options, Forfeited	(24,635)	(137,667)
Weighted Average Exercise Price Per Share, Forfeited	$ 1.85	$ 1.68
Number of Share Options, Exercised	(189,700)	(13,750)
Weighted Average Exercise Price Per Share, Exercised	$ 2.06	$ 0.88
Number of Share Options, Exercisable at the end of year	858,994
Weighted Average Exercise Price Per Share, Exercisable at the end of year	$ 1.55
Weighted Average Remaining Contractual Term (in years), Exercisable at the end of year	6 years 4 months 9 days